Supplement dated September 12, 2014

Prudential Investments Funds
Target Funds

At a recent meeting, the Boards of Directors/Trustees of the Prudential Investments Funds and the Target Funds (collectively, the Funds) approved submitting to shareholders of record as of September 12, 2014 the following proposals:

1. For all Funds, to elect twelve Directors or Trustees.

2. For certain of the Funds, to approve a policy to permit Prudential Investments LLC (PI) to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

3. For certain of the Funds, to designate the Fund’s investment objective as a non-fundamental policy of the Fund, meaning that the Fund’s investment objective could be changed with the approval of the Fund’s Board of Directors/Trustees, but without shareholder approval.

The Boards of Directors/Trustees also approved special joint meetings of shareholders of the Funds scheduled for November 26, 2014 in order for shareholders to consider and vote on each of the above proposals.

Additional information about each proposal may be found in the preliminary proxy statement filed with the Securities & Exchange Commission. The definitive proxy statement is expected to be filed with the Securities & Exchange Commission on or about September 22, 2014, and will also be available on the Funds’ website at www.prudentialfunds.com/fundchanges on or about September 22, 2014.

LR630

Investment Company Name	Fund / Series Name
The Prudential Investment Portfolios, Inc.	Prudential Asset Allocation Fund
Prudential Jennison Equity Opportunity Fund
Prudential Jennison Growth Fund
Prudential Conservative Allocation Fund
Prudential Moderate Allocation Fund
Prudential Growth Allocation Fund
Prudential Investment Portfolios 2	Prudential Core Taxable Money Market Fund
Prudential Core Short-Term Bond Fund
Prudential Investment Portfolios 3	Prudential Strategic Value Fund
Prudential Jennison Select Growth Fund
Prudential Real Assets Fund
Prudential Jennison Market Neutral Fund
Prudential Investment Portfolios 4	Prudential Muni High Income Fund
Prudential Investment Portfolios 5	Prudential Jennison Conservative Growth Fund
Prudential Small-Cap Value Fund
Prudential Jennison Rising Dividend Fund
Prudential Investment Portfolios 6	Prudential California Muni Income Fund
Prudential Investment Portfolios 7	Prudential Jennison Value Fund
Prudential Investment Portfolios 8	Prudential Stock Index Fund
Prudential Investment Portfolios 9	Prudential Large-Cap Core Equity Fund
Prudential International Real Estate Fund
Prudential Absolute Return Bond Fund
Prudential Select Real Estate Fund
Prudential Investment Portfolios, Inc. 10	Prudential Mid-Cap Value Fund
Prudential Jennison Equity Income Fund
Prudential Investment Portfolios 12	Prudential Global Real Estate Fund
Prudential US Real Estate Fund
Prudential Long-Short Equity Fund
Prudential Short Duration Muni High Income Fund
Prudential Investment Portfolios, Inc. 14	Prudential Government Income Fund
Prudential Floating Rate Income Fund
Prudential Investment Portfolios, Inc. 15	Prudential High Yield Fund
Prudential Short Duration High Yield Income Fund
Prudential Investment Portfolios 16	Prudential Defensive Equity Fund
Target Conservative Allocation Fund (to be re-named Prudential Income Builder Fund on or about September 23, 2014)
Prudential Investment Portfolios, Inc. 17	Prudential Total Return Bond Fund
Prudential Short Duration Multi-Sector Bond Fund
Prudential Investment Portfolios 18	Prudential Jennison 20/20 Focus Fund
Prudential Jennison MLP Fund
Prudential MoneyMart Assets, Inc.
Prudential National Muni Fund, Inc.
Prudential Jennison Blend Fund, Inc.
Prudential Jennison Mid-Cap Growth Fund, Inc.
Prudential Jennison Small Company Fund, Inc.
Prudential World Fund, Inc.	Prudential International Equity Fund
Prudential International Value Fund
Prudential Emerging Markets Debt Local Currency Fund
Prudential Jennison Global Opportunities Fund
Prudential Jennison International Opportunities Fund
Prudential Jennison Global Infrastructure Fund
Prudential Jennison Natural Resources Fund, Inc.
Prudential Global Total Return Fund, Inc.

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Prudential Sector Funds, Inc.	Prudential Financial Services Fund
Prudential Jennison Health Sciences Fund
Prudential Jennison Utility Fund
Prudential Short-Term Corporate Bond Fund, Inc.
The Target Portfolio Trust	Small Capitalization Value Portfolio
Small Capitalization Growth Portfolio
Large Capitalization Value Portfolio
Large Capitalization Growth Portfolio
International Equity Portfolio
Mortgage-Backed Securities Portfolio
Total Return Bond Portfolio
Intermediate-Term Bond Portfolio
The Prudential Variable Contract Account-2
The Prudential Variable Contract Account-10
The Prudential Variable Contract Account-11

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